UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6194

The UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor,
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP
777 E. Wisconsin Ave.,
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-368-3322

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – December 20, 2018

Item 1. Proxy Voting Record.

The fund held no voting securities during the reporting period or did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By _/s/ Gayle Daniel-Worrell
              Gayle Daniel-Worrell
              President

Date:   April 2, 2019